DIRECTORS LOAN (Details 1)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)
Directors Loans
Non-current portion	$ 747,148		$ 648,005
Total	$ 747,148	$ 747,148	$ 648,005	$ 648,005	$ 644,642	$ 1,000,000